Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information
28.	Segment information
Segment revenue and results
Before 2019, the Group has identified two major business segments, Vip.com segment and Internet finance. Due to the operational changes, the Group has determined it has four operating segments during the year ended December 31, 2019. Vip.com and Shan Shan Outlets have been identified as reportable segments while Internet finance and offline shop operating segments were aggregated as others. Given this change in the composition of the Group’s reportable segments, prior year segment information was restated to reflect the current reporting structure for the segments.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues
Vip.com	84,159,609	91,435,282	99,324,590
Shan Shan Outlets	—	245,817	1,151,331
Others	753,752	2,638,702	2,904,182
Inter-segment revenues (Note a)	(389,413)	(1,325,383)	(1,521,614)

Total net revenues	84,523,948	92,994,418	101,858,489
Income (loss) from operations
Vip.com	3,353,658	5,267,814	6,656,721
Shan Shan Outlets	—	6,255	187,499
Others	(215,459)	227,719	2,291
Unallocated expenses (Note b)	(717,086)	(728,414)	(986,425)

Total income from operations	2,421,113	4,773,374	5,860,086
Total other income	325,962	169,431	1,159,271

Income before income taxes and share of (loss) income of equity method investees	2,747,075	4,942,805	7,019,357

Note:

(a)
Inter-segment revenues mainly consist of payment processing, financing services provided by the Internet finance business to Vip.com, promotion services provided by Vip.com to Internet finance business and internal procurement between offline shops and Vip.com.

(b)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.
Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	715,087	771,049	672,957
Shan Shan Outlets	—	22,551	125,254
Others	55,203	36,768	171,872

	770,290	830,368	970,083

Interest income and expenses (included in the measurement of segment profit or loss):

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Interest income
Vip.com	232,494	167,550	313,183
Shan Shan Outlets	—	11,746	63,282
Others	36,946	54,765	72,552
Inter-segment interest income	(26,568)	(17,034)	—

	242,872	217,027	449,017

Interest expense
Vip.com	(103,504)	(42,424)	(61,850)
Shan Shan Outlets	—	(8,989)	(5,507)
Others	(82,808)	(51,625)	—
Inter-segment interest income	26,568	17,034	—

	(159,744)	(86,004)	(67,357)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net (loss) income of investments accounted under the equity method
Vip.com	(46,999)	(25,590)	(74,794)
Shan Shan Outlets	—	52,772	104,809

	(46,999)	27,182	30,015

	Year ended December 31,
	2019	2020
	RMB	RMB
Total assets
Vip.com	37,727,525	44,087,467
Shan Shan Outlets	5,732,260	8,766,027
Others	5,122,893	6,087,320

	48,582,678	58,940,814

Investments in equity method investees
Vip.com	737,806	783,919
Shan Shan Outlets	2,375,146	1,165,868

	3,112,952	1,949,787

Total expenditure for additions of long-lived assets
Vip.com	3,260,978	1,449,632
Shan Shan Outlets	641,722	597,611
Others	374,973	224,652

	4,277,673	2,271,895

Product revenues relate to sales of apparel, shoes and bags and other products.
Other revenues relate to revenues from product promotion and online advertising, and commission fees charged to third-party merchants which the Group provides platform access for sales of their product, and revenues from logistic and warehouse services provided to vendors of the Group.

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Product revenues
Apparel	30,446,797	33,575,532	35,403,381
Shoes and bags	8,442,178	9,045,520	10,010,393
Cosmetics	11,700,310	14,645,878	14,879,902
Sportswear and sporting goods	5,699,740	7,333,523	10,648,291
Home goods and other lifestyle products	9,808,677	8,306,962	9,053,344
Toys, kids and baby	8,013,615	10,096,808	11,400,829
Other products	7,398,958	5,717,088	6,053,572
	81,510,275	88,721,311	97,449,712
Other revenues	3,013,673	4,273,107	4,408,777

Total net revenues	84,523,948	92,994,418	101,858,489

Geographic information
Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.